Shareholders’ Equity (Details) - Schedule of total compensation cost related to all of the company’s equity-based awards, recognized - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Schedule of total compensation cost related to all of the company’s equity-based awards, recognized [Abstract]
Research and development	$ 647	$ 285	$ 1,197	$ 801	$ 1,185
Commercial activities	217	110	1,014	(115)	230
General and administrative	649	352	1,765	1,283	1,449
Total	$ 1,513	$ 748	$ 3,976	$ 1,969	$ 2,864